Income Tax	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Income Tax
28.	INCOME TAX

a)	Inflation adjustment on income tax
Tax Reform Law 27430, amended by Laws 27468 and 27541, established the following, regarding to inflation adjustment on income tax for the fiscal years beginning on January 1, 2018.

i)	Such adjustment will be applicable in the fiscal year in which the variation of the IPC will be higher than 100% for the thirty-six months before the end of the tax period.

ii)
Regarding to the first, second and third fiscal year after its effective date, this procedure will be applicable if the variation of the abovementioned index, calculated from the beginning until the end of each of those fiscal years exceeds 55%, 30% and 15% for the first, second and third fiscal year of application, respectively.

iii)
The positive or negative inflation adjustment, as the case may be, corresponding to the first, second and third fiscal years beginning on January 1, 2018, shall be allocated one third in the fiscal year for which the adjustment is calculated and the remaining two thirds in equal parts in the following two immediate fiscal years.

iv)
The positive or negative inflation adjustment, corresponding to the first and second fiscal years beginning on January 1, 2019, shall be allocated one sixth to the fiscal year in which the adjustment is determined and the remaining five sixth in the following immediate fiscal years.

v)	For fiscal years beginning on January 1, 2021, 100% of the adjustment may be deducted in the year in which it will be determined.
As of December 31, 2019, all the conditions established by the income tax Law to practice the inflation adjustment are met and the current and deferred income tax was recognized, including the effects of the application of the inflation adjustment on income taxes established by Law (see section d) of this note).

b)	Income tax rate
The Law No. 27541 (see note 52) suspends, up to fiscal years beginning on January 1, 2019 included, the income tax rate reduction that had established the Law 27430, setting up for the suspended period a rate of 30%. For fiscal years beginning on January 1, 2022, the income rate will be 25%.

c)	The main items of deferred income tax
This tax shall be recognized following the liability method, recognizing (as credit or debt) the tax effect of temporary differences between the carrying amount of an asset or liability and its tax base, and its subsequent recognition in profit or loss for the fiscal year in which the reversal of such differences occurs, considering as well the possibility of using tax losses in the future.
Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

	12/31/2019	12/31/2018
Deferred tax assets
Inflation adjustment (section d) of this note)	5,438,908
Allowances for contingencies	442,055	426,794
Provisions and employee benefits	388,925	400,563
Other financial assets	373,098	1,657
Loans and other financing	270,499	1,505,777
Other	373

Total deferred tax assets	6,913,858	2,334,791

Deferred tax liabilities
Property, plant and equipment	5,108,458	4,670,610
Intangible assets	970,288	884,607
Investments in other companies	653,194	64,112
Other financial and non-financial liabilities	465,853	317,324
Other	233,224

Total deferred tax liabilities	7,431,017	5,936,653

Deferred tax liabilities	517,159	3,601,862

In the consolidated financial statements, tax assets (current and deferred) of an entity of the Group shall not be offset with the tax liabilities (current and deferred) of other entity of the Group because they correspond to income tax applicable to different taxable subjects and also they are not legally entitled before the tax authority to pay or receive only one amount to settle the net position.
Changes in net deferred tax liabilities as of December 31, 2019 and 2018 are summarized as follows:

	12/31/2019	12/31/2018
Net deferred tax liabilities at beginning of year	3,601,862	2,883,370
Profit / (loss) for deferred taxes recognized in the statements of income	3,123,443	(651,670)
Other tax effects	(38,740)	(66,822)

Net deferred tax liabilities at fiscal year end	517,159	3,601,862

The income tax recognized in the statement of income and in the statement of other comprehensive income differs from the income tax to be recognized if all income were subject to the current tax rate (see note 3.13).
The main items of income tax expense in the consolidated financial statements are as follows:

	12/31/2019	12/31/2018	12/31/2017
Current income tax expense (see section d) of this note)	13,163,185	11,014,273	13,137,430
(Profit) / loss for deferred taxes recognized in the statement of income	(3,123,443)	651,670	(1,604,489)
Other tax effects	38,740	66,822
Monetary effects	2,896,555	2,615,139	1,402,716

Income tax loss recorded in the statement of income	12,975,037	14,347,904	12,935,657
Income tax loss / (profit) recorded in other comprehensive income	111,791	(232,821)	45,848

	13,086,828	14,115,083	12,981,505

The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

	12/31/2019	12/31/2018	12/31/2017
Accounting Income before tax on continuing operations	33,625,684	13,266,075	22,069,122
Applicable income tax rate	30%	30%	35%

Income tax on income carrying amount	10,087,705	3,979,823	7,724,193

Net permanent differences and other tax effects (*)	(6,662,034)	218,840	(788,948)
Monetary effects	9,549,366	10,149,241	6,000,412

Total income tax	12,975,037	14,347,904	12,935,657

(*) As of December 31, 2019, includes 6,647,554 related to the inflation adjustment mentioned in section a) of this note.
As of December 31, 2019, 2018 and 2017, the effective income tax rate is 38.6%, 108.5% and 58.3%, respectively.

d)	Annual income tax return for fiscal year 2019
As decided by the Board of Directors in the meeting dated May 11, 2020, considering certain case-law
on the subject assessed by its legal and tax advisors, the Bank will file with the AFIP during May (May 26, 2020 is the regulatory due date) its annual income tax return considering the total effect of the inflation adjustment on income tax (see section a) iv) of this note). As a result, the current income tax determined by the Bank for fiscal year 2019 amounted to 7,002,124.